Leases - Schedule of future undiscounted lease payments under operating leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2019	$ 2,166
2020	2,219
2021	2,264
2022	2,332
2023	2,402
Thereafter	0
Total minimum lease payments	$ 11,383